Income Taxes (Details) - Schedule of statutory federal income tax rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statutory federal income tax rate [Abstract]
Income Taxes At Statutory Federal Income Tax Rate, Tax	$ (2,202,256)	$ (2,517,221)
Income Taxes At Statutory Federal Income Tax Rate, Percentage	21.00%	21.00%
State Taxes, Net Of Federal Income Tax Benefit, Tax	$ 6,511	$ 6,511
State Taxes, Net Of Federal Income Tax Benefit, Percentage	(0.06%)	(0.05%)
Meals & Entertainment, Tax		$ 261
Meals & Entertainment, Percentage	0.00%	0.00%
Penalties and Fines, Tax
Penalties and Fines, Percentage	0.00%	0.00%
Return to Provision Adjustment - Permanent Items, Tax
Return to Provision Adjustment - Permanent Items, Percentage	0.00%	0.00%
Deferred Only Adjustment, Tax		$ (228,539)
Deferred Only Adjustment, Percentage	0.00%	1.91%
Change in Valuation Allowance, Tax	$ 1,838,803	$ 200,791
Change in Valuation Allowance, Percentage	(17.53%)	(1.68%)
Section 280E Expense Disallowance	$ 367,177	$ 2,548,431
Section 280E Expense Disallowance, Percentage	(3.50%)	(21.26%)
Other, Tax
Other, Percentage	0.00%	0.00%
Effective tax, Tax	$ 10,235	$ 10,235
Effective tax, Percentage	(0.10%)	(0.09%)